[LOGO] CMA(R)

CMA CONNECTICUT
MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------
Semi-Annual Report


September 30, 1999
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1999, CMA Connecticut Municipal Money Fund paid shareholders a net annualized yield of 2.47%.* As of September 30, 1999, the Fund's 7-day yield was 2.83%.

Economic Environment

During the six-month period ended September 30, 1999, continued strength in the domestic economy and increasing signs of recovery in the global economies moved the Federal Reserve Board to raise short-term interest rates for the first time since March 1997. The 50 basis point (0.50%) increase in the Federal Funds target rate negatively influenced both fixed-income and equity markets. Fixed-income investors, while not surprised by the interest rate increases, saw US Treasury yields move sharply higher across the maturity spectrum. Equity markets, after reaching record levels by late August 1999, experienced sizable declines after the second 25 basis point tightening by the Federal Reserve Board on August 24, 1999.

Investment Strategy

CMA Connecticut Municipal Money Fund began the six-month period with an average portfolio maturity in the 40-day range. The Fund experienced heavy redemptions during the income tax-payment period in late April and early May. Our position in variable rate demand notes allowed us to meet the outflows that decreased the Fund's assets by approximately 9%. Short-term municipal note yields followed Treasury yields higher as the period progressed. The yield on one-year Connecticut municipal notes rose to the 3.50% range from 2.95% in early April. This rise in yields presented an opportunity for us to extend the Fund's average portfolio maturity to the 60-day range by period-end. We achieved this extension with purchases of municipal notes primarily in the six-month-nine-month maturity range and commercial paper with maturities of February and March 2000. These respective ranges helped us to achieve our investment strategy of providing shareholders with an attractive yield while limiting our interest rate exposure risk.

During the six-month period ended September 30, 1999, Connecticut short-term municipal issuance increased to $553.9 million from $263.4 million at March 31, 1999. Connecticut's economy remained strong throughout the period as the state anticipated ending fiscal year 1999 with a budget surplus exceeding $500 million. Our portfolio strategy during the period ended continued to provide shareholders with a competitive yield relative to its peer group as measured by IBC Financial Data.

In Conclusion

In the months ahead, we will continue to closely monitor the activities of the Federal Reserve Board. The investment community remains cautious on the belief that short-term US interest rates may have to move higher than current levels to effectively slow the domestic economy. In the short-term municipal market, year-end inventory concerns and the asset inflows associated with January coupon payments and maturities are likely to influence the direction of short-term yields in the upcoming months.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


                                                                               1
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We thank you for your continued support of CMA Connecticut Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Steven T. Lewis

Steven T. Lewis
Vice President and Portfolio Manager

November 2, 1999

--------------------------------------------------------------------------------
CMA CONNECTICUT MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES
================================================================================

Terry K. Glenn -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Arthur Zeikel -- Trustee
Vincent R. Giordano -- Senior Vice President
Edward J. Andrews -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Steven T. Lewis -- Vice President
Darrin J. SanFillippo -- Vice President
Kevin A. Schiatta -- Vice President
Helen Marie Sheehan -- Vice President
Donald C. Burke -- Vice President and Treasurer
William E. Zitelli -- Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].


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CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999                  (IN THOUSANDS)
================================================================================

                    Face                                                                                       Value
State              Amount                                          Issue                                     (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Connecticut --    $ 14,715   Bridgeport, Connecticut, GO, Refunding, BAN, 3.50% due 1/18/2000 .............. $ 14,726
87.5%                5,210   Connecticut State Airport Revenue Bonds, FLOATS, Series A-60,
                             3.90% due 10/01/2004 (b)(d) ...................................................    5,210
                    21,245   Connecticut State Development Authority, Health Care Revenue Refunding Bonds
                             (Independent Living Project), VRDN, 3.65% due 7/01/2015 (d) ...................   21,245
                             Connecticut State Development Authority, IDR, VRDN (d):
                     1,170       (Accucut Inc. Project), AMT, 3.70% due 6/01/2018 ..........................    1,170
                     3,720       (Connecticut Spring and Stamping Corp.), AMT, 3.90% due 9/01/2008 .........    3,720
                     4,000       (Handy & Harman Refining), 3.90% due 12/01/2017 ...........................    4,000
                    14,200   Connecticut State Development Authority, PCR (Connecticut Light and Power
                             Company Project), VRDN, AMT, Series A, 3.80% due 5/01/2031 (a)(d) .............   14,200
                     7,000   Connecticut State Development Authority, PCR, Refunding (New England Power
                             Company), CP, 3.55% due 11/09/1999 ............................................    7,000
                    15,700   Connecticut State Development Authority Revenue Bonds (Solid Waste Project --
                             Rand-Whitney Container Board), VRDN, AMT, 3.50% due 8/01/2023 (d) .............   15,700
                    13,140   Connecticut State, GO, VRDN, Series B, 3.75% due 5/15/2014 (d) ................   13,140
                     7,300   Connecticut State, HFA, M/F Housing Revenue Bonds (Elm Haven), VRDN, AMT,
                             Series A, 3.80% due 12/01/2017 (d) ............................................    7,300
                             Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program):
                    12,395       CP, AMT, Series D, 3.35% due 10/07/1999 ...................................   12,395
                     9,005       CP, AMT, Series D, 3.35% due 10/08/1999 ...................................    9,005
                    15,000       VRDN, Series G, 3.75% due 5/15/2018 (a)(d) ................................   15,000
                     8,200   Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance
                             Program), VRDN, Sub-Series D-3, 3.70% due 11/15/2028 (d) ......................    8,200
                             Connecticut State Health and Educational Facilities Authority Revenue Bonds:
                     2,335       (Charlotte Hungerford), VRDN, Series C, 3.60% due 7/01/2013 (d) ...........    2,335
                     5,000       (Hospital of St. Raphael), VRDN, Series J, 3.55% due 7/01/2022 (d) ........    5,000
                     2,600       (Hospital of St. Raphael), VRDN, Series K, 3.55% due 7/01/2022 (d) ........    2,600
                    14,000       (Saint Vincents Medical Center), VRDN, Series B, 3.45% due 11/01/2028 (d)..   14,000
                    11,100       (Stamford Hospital), UPDATES, Series H, 3.55% due 7/01/2024 (d) ...........   11,100

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Portfolio Abbreviations for CMA Connecticut Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
CP       Commercial Paper
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
MSTR     Municipal Securities Trust Receipts
PCR      Pollution Control Revenue Bonds
UPDATES  Unit Price Demand Adjustable Tax-Exempt Securities
VRDN     Variable Rate Demand Notes


                                                                               3
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CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)      (IN THOUSANDS)
================================================================================

                    Face                                                                                       Value
State              Amount                                          Issue                                     (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Connecticut                  Connecticut State Health and Educational Facilities Authority
(concluded)                  Revenue Bonds (concluded):
                  $  7,200       (Yale University), CP, Series L, 3.30% due 10/08/1999 ..................... $  7,200
                     7,500       (Yale University), CP, Series L, 3.25% due 10/13/1999 .....................    7,500
                     3,100       (Yale University), CP, Series S, 3.30% due 10/07/1999 .....................    3,100
                     6,200       (Yale University), CP, Series S, 3.50% due 3/10/2000 ......................    6,200
                    13,800       (Yale University), VRDN, Series T-1, 3.75% due 7/01/2029 (d) ..............   13,800
                    21,600       (Yale University), VRDN, Series T-2, 3.70% due 7/01/2029 (d) ..............   21,600
                    11,500       (Yale University), VRDN, Series U, 3.80% due 7/01/2033 (d) ................   11,500
                    19,400       (Yale University), VRDN, Series U2, 3.80% due 7/01/2033 (d) ...............   19,400
                     3,495       (Yale -- New Haven Hospital), Series E, 3.20% due 6/01/2000 (b) ...........    3,495
                    19,000   Connecticut State Special Assessment Unemployment Compensation, Advance Fund
                             Revenue Bonds (Connecticut Unemployment), Series C, 3.38% due 7/01/2000 (b) ...   19,000
                    36,815   Connecticut State Special Tax Obligation Revenue Bonds (Transportation
                             Infrastructure), VRDN, Second Lien, Series 1, 3.75% due 12/01/2010 (d) ........   36,815
                     8,950   Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 94, Class 0701, 3.47%
                             due 8/15/2012 (d) .............................................................    8,950
                    10,000   East Haven, Connecticut, GO, BAN, 3.40% due 10/15/1999 ........................   10,000
                     3,760   Guilford, Connecticut, GO, BAN, 3.75% due 8/15/2000 ...........................    3,770
                     4,600   Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue Refunding
                             Bonds (Underwood Tower Project), VRDN, 3.65% due 6/01/2020 (c)(d) .............    4,600
                     6,895   New Britain, Connecticut, GO, Refunding, BAN, 3.15% due 4/12/2000 .............    6,900
                     3,000   New Britain, Connecticut, GO, VRDN, 3.65% due 4/01/2013 (a)(d) ................    3,000
                    15,000   New Haven, Connecticut, GO, BAN, 4% due 7/12/2000 .............................   15,056
                     3,640   Regional School District Number 007, Connecticut, BAN, 3.50% due 3/16/2000 ....    3,645
                     6,000   Regional School District Number 16, Connecticut, BAN, 4% due 4/07/2000 ........    6,015
                     1,250   Shelton, Connecticut, GO, BAN, 3.25% due 12/01/1999 ...........................    1,251
                     1,800   Shelton, Connecticut, Housing Authority Revenue Bonds (Crosby Commons
                             Project), VRDN, 3.65% due 1/01/2031 (d) .......................................    1,800
                     7,000   Trumbull, Connecticut, GO, BAN, 3.75% due 1/20/2000 ...........................    7,011
                     8,400   Wolcott, Connecticut, GO, BAN, 4% due 8/10/2000 ...............................    8,436
---------------------------------------------------------------------------------------------------------------------
Guam -- 0.6%         3,000   Guam Power Authority Revenue Bonds, CP, 3.20% due 11/15/1999 (a) ..............    3,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico --               Eagle Tax-Exempt Trust, Puerto Rico (a):
11.1%               10,395       3.20% due 10/01/2011 ......................................................   10,395
                     7,505       3.20% due 10/01/2011 ......................................................    7,505
                             Puerto Rico Commonwealth, Government Development Bank, CP:
                     7,472       3.15% due 10/21/1999 ......................................................    7,472
                     3,000       3.15% due 11/15/1999 ......................................................    3,000
                     8,176       3.40% due 2/24/2000 .......................................................    8,176
                     1,192       3.35% due 2/25/2000 .......................................................    1,192
                       600   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                             Revenue Refunding Bonds, VRDN, Series A, 3.45% due 7/01/2028 (a)(d) ...........      600


4
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CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONCLUDED)      (IN THOUSANDS)
================================================================================

                    Face                                                                                       Value
State              Amount                                          Issue                                     (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Puerto Rico                  Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN (d)(e):
(concluded)        $ 6,310       GO, Series SGA-43, 3.45% due 7/01/2022 .................................... $  6,310
                     6,135       Series SGA 44, 3.45% due 7/01/2023 ........................................    6,135
                     1,850   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                             Financing Authority, Revenue Refunding Bonds (Reynolds Metals Company
                             Project), 3.50% due 9/01/2000 .................................................    1,850
---------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost--$472,725*) -- 99.2% ..................................  472,725

                             Other Assets Less Liabilities -- 0.8% .........................................    3,806
                                                                                                             --------

                             Net Assets--100.0% ............................................................ $476,531
                                                                                                             ========
=====================================================================================================================

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1999.
(e)   MBIA Insured.

See Notes to Financial Statements.

* Cost for Federal income tax purposes.

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CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1999
================================================================================

Assets:
Investments, at value (identified cost -- $472,724,533) (Note 1a)                    $ 472,724,533
Cash .............................................................                         268,798
Interest receivable ..............................................                       2,599,947
Prepaid registration fees and other assets (Note 1d) .............                       1,170,704
                                                                                     -------------
Total assets .....................................................                     476,763,982
                                                                                     -------------
Liabilities:
Payables:
  Distributor (Note 2) ...........................................   $     118,256
  Investment adviser (Note 2) ....................................          39,555         157,811
                                                                     -------------
Accrued expenses and other liabilities ...........................                          75,077
                                                                                     -------------
Total liabilities ................................................                         232,888
                                                                                     -------------
Net Assets .......................................................                   $ 476,531,094
                                                                                     =============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number
of shares authorized .............................................                   $  47,671,159
Paid-in capital in excess of par .................................                     429,040,428
Accumulated realized capital losses -- net (Note 4) ..............                        (180,493)
                                                                                     -------------
Net Assets -- Equivalent to $1.00 per share based on 476,711,586
shares of beneficial interest outstanding ........................                   $ 476,531,094
                                                                                     =============

See Notes to Financial Statements.


6
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CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
================================================================================

Investment Income (Note 1c):
Interest and amortization of premium and discount earned                   $   7,582,563

Expenses:
Investment advisory fees (Note 2) ......................   $   1,204,278
Distribution fees (Note 2) .............................         298,048
Professional fees ......................................          31,439
Transfer agent fees (Note 2) ...........................          26,560
Accounting services (Note 2) ...........................          26,436
Custodian fees .........................................          19,730
Registration fees (Note 1d) ............................          16,410
Printing and shareholder reports .......................          12,149
Pricing fees ...........................................           2,801
Trustees' fees and expenses ............................           1,504
Other ..................................................           2,607
                                                           -------------
Total expenses .........................................                       1,641,962
                                                                           -------------
Investment income -- net ...............................                       5,940,601
Realized Loss on Investments -- Net (Note 1c) ..........                         (20,557)
                                                                           -------------
Net Increase in Net Assets Resulting from Operations ...                   $   5,920,044
                                                                           =============

See Notes to Financial Statements.

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CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                           For the Six       For the Year
                                                                                          Months Ended           Ended
                                                                                          September 30,        March 31,
Increase (Decrease) in Net Assets:                                                            1999               1999
---------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income -- net .............................................................   $     5,940,601    $    11,535,806
Realized gain (loss) on investments -- net ...........................................           (20,557)            18,405
                                                                                         ---------------    ---------------
Net increase in net assets resulting from operations .................................         5,920,044         11,554,211
                                                                                         ---------------    ---------------
Dividends to Shareholders (Note 1e):
Investment income -- net .............................................................        (5,940,601)       (11,535,806)
                                                                                         ---------------    ---------------
Net decrease in net assets resulting from dividends to shareholders ..................        (5,940,601)       (11,535,806)
                                                                                         ---------------    ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares .....................................................       890,718,317      1,534,485,530
Net asset value of shares issued to shareholders in reinvestment of dividends
(Note 1e) ............................................................................         5,940,229         11,536,019
                                                                                         ---------------    ---------------
                                                                                             896,658,546      1,546,021,549
Cost of shares redeemed ..............................................................      (901,740,174)    (1,517,701,482)
                                                                                         ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial interest transactions ..        (5,081,628)        28,320,067
                                                                                         ---------------    ---------------
Net Assets:
Total increase (decrease) in net assets ..............................................        (5,102,185)        28,338,472
Beginning of period ..................................................................       481,633,279        453,294,807
                                                                                         ---------------    ---------------
End of period ........................................................................   $   476,531,094    $   481,633,279
                                                                                         ===============    ===============

See Notes to Financial Statements.

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CMA CONNECTICUT MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
================================================================================

The following per share data and ratios have been derived   For the Six
from information provided in the financial statements.     Months Ended             For the Year Ended March 31,
                                                           September 30,   -----------------------------------------------
Increase (Decrease) in Net Asset Value:                        1999          1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period .....................   $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                                             --------      --------     --------     --------     --------
Investment income -- net .................................        .01           .03          .03          .03          .03
Realized gain (loss) on investments -- net ...............         --+           --+          --+          --+          --+
                                                             --------      --------     --------     --------     --------
Total from investment operations .........................        .01           .03          .03          .03          .03
                                                             --------      --------     --------     --------     --------
Less dividends from investment income -- net .............       (.01)         (.03)        (.03)        (.03)        (.03)
                                                             --------      --------     --------     --------     --------
Net asset value, end of period ...........................   $   1.00      $   1.00     $   1.00     $   1.00     $   1.00
                                                             ========      ========     ========     ========     ========
Total Investment Return ..................................       2.47%*        2.62%        2.93%        2.81%        3.01%
                                                             ========      ========     ========     ========     ========
Ratios to Average Net Assets:
Expenses .................................................        .68%*         .70%         .69%         .71%         .72%
                                                             ========      ========     ========     ========     ========
Investment income -- net .................................       2.47%*        2.58%        2.88%        2.76%        2.97%
                                                             ========      ========     ========     ========     ========
Supplemental Data:
Net assets, end of period (in thousands) .................   $476,531      $481,633     $453,295     $339,931     $313,362
                                                             ========      ========     ========     ========     ========

*     Annualized.
+     Amount is less than $.01 per share.

See Notes to Financial Statements.

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CMA CONNECTICUT MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Significant Accounting Policies:

CMA Connecticut Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly

--------------------------------------------------------------------------------
CMA CONNECTICUT MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 1999, the Fund had a net capital loss carryforward of approximately $160,000, of which $51,000 expires in 2000, $30,000 expires in 2001, $10,000 expires in 2002, $27,000 expires in 2003, $2,000 expires in 2005 and $40,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Connecticut
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #16055--9/99

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